Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) - USISH option plans [member]	12 Months Ended
	Dec. 31, 2020 shares ¥ / shares	Dec. 31, 2019 shares ¥ / shares	Dec. 31, 2018 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance	35,077,000	21,537,000	22,341,000
Number of options, granted	1,140,000	17,167,000
Number of options, forfeited	(636,000)	(463,000)	(804,000)
Number of options, exercised	(4,315,000)	(3,164,000)
Number of options, Ending balance	31,266,000	35,077,000	21,537,000
Number of options, exercisable, end of year	13,416,000	13,694,000	12,884,000
Weighted average exercise price, Beginning balance | ¥ / shares	¥ 14.5	¥ 15.5	¥ 15.5
Weighted average exercise price options granted | ¥ / shares	21.7	13.3
Weighted average exercise price, Options forfeited | ¥ / shares	14.0	15.4	15.5
Weighted average exercise price options exercised | ¥ / shares	15.5	15.5
Weighted average exercise price, Ending balance | ¥ / shares	14.6	14.5	15.5
Weighted average exercise price, Options exercisable, end of year | ¥ / shares	¥ 15.5	¥ 15.5	¥ 15.5
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (CNY)	7.03	6.27
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (CNY)	8.93	8.35